INSURANCE	12 Months Ended
Dec. 31, 2021
INSURANCE

33.	INSURANCE

The Company maintains insurance policies to cover damages on certain assets, in accordance with orientation by specialists, as listed below, taking into account the nature and the degree of risk, for amounts considered sufficient to cover any significant losses related to its assets and responsibilities. The risk assumptions adopted, due to their nature, are not part of the scope of an audit of the financial statements, and consequently were not examined by the external auditors.

	Coverage	Coverage period	Amount insured (1)	Annual premium (1)
Companhia Energética de Minas Gerais
Facilities in buildings	Fire	Jan. 8, 2022 to Jan. 8, 2023	R$4,184	R$1
Cemig Geração e Transmissão
Air transport / Aircraft	Fuselage Third party	May 27, 2021 to May 27, 2022 May 27, 2021 to May 27, 2022	US$1,500 US$4,000	US$55
Warehouse stores	Fire	Nov. 2, 2021 to Nov. 2, 2022	R$21,119	R$35
Buildings	Fire	Jan. 8, 2022 to Jan. 8, 2023	R$220,822	R$68
Telecom’s equipment	Fire	Sep. 30, 2021 to Sep. 30, 2022	R$29,302	R$32
Operational risk - Transformers above 15MVA and other power distribution equipment with value above R$1,000	(2)	Dec. 7, 2021 to Dec. 7, 2022	R$757,263	R$1,269

Cemig Distribuição
Air transport / Aircraft / Guimbal equipment	Fuselage Third party	May 27, 2021 to May 27, 2022	US$1,500 USS4,000	US$123
Warehouse stores	Fire	Nov. 2, 2021 to Nov. 2, 2022	R$68,950	R$115
Buildings	Fire	Jan. 8, 2021 to Jan. 8, 2022	R$487,948	R$150
Telecom’s equipment	Fire	Sep. 30, 2021 to Sep. 30, 2022	R$96,115	R$104
Operational risk – Transformers above 15MVA and other energy distribution equipment with value above R$ 1,000 (2)	Total	Dec. 7, 2021 to Dec. 7, 2022	R$588,617	R$986

Gasmig
Gas distribution network / Third party	Third party	Dec. 15, 2021 to Dec. 15, 2022	R$100,000	R$1,100
Own vehicle fleet (Operation)	Damage to third parties only	Jul. 7, 2021 to Jul. 7, 2022	R$500	R$1
Own vehicle fleet (Directors)	Full cover	Oct. 25, 2021 to Oct. 25, 2022	R$187	R$2
Facilities – multirisk	Robbery, theft and fire	Dec. 31, 2021 to Dec. 31, 2022	R$33,211	R$47

(1) Amounts expressed in R$ ‘000 or US$’000.

(2) Maximum indemnity limit: R$231.

The Company, except for its aircraft, does not have third party liability insurance covering accidents, and is not seeking proposals for this type of insurance. Additionally, Company has not sought proposals for and does not have current policies for, insurance against events that could affect its facilities such as earthquakes, floods, systemic failures or business interruption. The Company has not suffered significant losses arising from the above-mentioned risks.